Commitments - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of Commitments [abstract]
Payment due, 2020	£ 75
Payment due, 2021	44
Payment due, 2022	44
Ongoing annual funding requirement	£ 140